Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

7.       Goodwill

Amount
Balance at January 1, 2018	$40,085
Impairment loss	(29,055)
Exchange difference	(1,617)
Balance at December 31, 2018	9,413
Impairment loss	(9,288)
Exchange difference	(1)
Balance at December 31, 2019	124

Exchange difference	—
Balance at December 31, 2020	$124

During the year ended December 31, 2018, Kaixin transferred its equity interest in the Ji'nan Dealership and the related assets to an affiliate of the Company. Following the transfer, the Company closed the dealership. As a result of the above, the Company fully impaired the goodwill related to the Ji'nan Dealership amounting to $25,804. The Company acquired Sindeo in 2017. During the year ended December 31, 2018, the Company performed its goodwill impairment test and determined there was an impairment. As a result, the entire balance of goodwill associated with Sindeo of US$3,251 was written off.

During the year ended December 31, 2019, an impairment of goodwill of $1,461 was recognized related to goodwill from the acquisition of Geographic Farming, LLC and impairment of goodwill of $7,828 was recognized related to the acquisition of Trucker Path in Renren segment.  The impairments were recorded primarily due to the business suspension in Geographic Farming, LLC and lower than expected performance in Trucker Path.